Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
CORPORATE BONDS†† - 40.3%
Financial - 21.7%
F&G Global Funding
0.90% due 09/20/24[1]	$3,450,000	$3,410,674
5.88% due 06/10/27[1]	2,100,000	2,088,973
GA Global Funding Trust
6.71% (SOFR + 1.36%) due 04/11/25◊,1	3,300,000	3,319,716
1.63% due 01/15/26[1]	600,000	564,179
Wells Fargo & Co.
5.71% due 04/22/28[2]	3,450,000	3,479,853
Goldman Sachs Group, Inc.
3.50% due 04/01/25	3,250,000	3,200,296
Athene Global Funding
5.68% due 02/23/26[1]	2,300,000	2,305,213
5.58% due 01/09/29[1]	800,000	803,236
Bank of America Corp.
3.95% due 04/21/25	2,850,000	2,809,081
Corebridge Financial, Inc.
3.50% due 04/04/25	2,750,000	2,704,230
Brighthouse Financial Global Funding
5.55% due 04/09/27[1]	2,700,000	2,689,690
AEGON Funding Company LLC
5.50% due 04/16/27[1]	2,600,000	2,588,968
UBS AG/Stamford CT
6.61% (SOFR Compounded Index + 1.26%) due 02/21/25◊	1,550,000	1,558,441
2.95% due 04/09/25	1,050,000	1,029,064
Essex Portfolio, LP
3.50% due 04/01/25	2,250,000	2,211,734
Toronto-Dominion Bank
4.98% due 04/05/27	1,800,000	1,790,371
Mutual of Omaha Companies Global Funding
5.35% due 04/09/27[1]	1,750,000	1,749,639
Alexandria Real Estate Equities, Inc.
3.45% due 04/30/25	1,750,000	1,717,558
Equinix, Inc.
1.45% due 05/15/26	1,850,000	1,717,518
Barclays plc
5.67% due 03/12/28[2]	1,700,000	1,702,593
American Express Co.
5.10% due 02/16/28[2]	1,650,000	1,642,648
JPMorgan Chase & Co.
5.04% due 01/23/28[2]	1,650,000	1,641,070
HSBC Holdings plc
5.60% due 05/17/28[2]	1,600,000	1,606,256
NatWest Group plc
5.58% due 03/01/28[2]	1,600,000	1,601,252
Standard Chartered plc
5.69% due 05/14/28[1,2]	1,600,000	1,600,242
Mitsubishi UFJ Financial Group, Inc.
5.06% due 09/12/25[2]	1,600,000	1,597,145
Jackson National Life Global Funding
5.60% due 04/10/26[1]	1,600,000	1,596,336
Macquarie Group Ltd.
5.11% due 08/09/26[1,2]	1,600,000	1,591,363
LPL Holdings, Inc.
5.70% due 05/20/27	1,550,000	1,556,128
Assurant, Inc.
6.10% due 02/27/26	1,450,000	1,466,018
Morgan Stanley Bank North America
5.88% due 10/30/26	1,350,000	1,366,652
Sumitomo Mitsui Trust Bank Ltd.
4.80% due 09/15/25[1]	1,200,000	1,189,950
CNO Global Funding
5.88% due 06/04/27[1]	1,060,000	1,063,467
Citigroup, Inc.
6.04% (SOFR + 0.69%) due 01/25/26◊	950,000	950,827
FS KKR Capital Corp.
4.25% due 02/14/25[1]	900,000	889,380
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[1]	900,000	840,498
American National Group, Inc.
5.00% due 06/15/27	850,000	830,491
Cooperatieve Rabobank UA
4.66% due 08/22/28[1,2]	850,000	830,020
ING Groep N.V.
1.40% due 07/01/26[1,2]	850,000	814,117
Mizuho Financial Group, Inc.
5.41% due 09/13/28[2]	800,000	802,121
Societe Generale S.A.
5.52% due 01/19/28[1,2]	800,000	789,920
Capital One Financial Corp.
4.99% due 07/24/26[2]	650,000	644,349
SLM Corp.
3.13% due 11/02/26	600,000	558,882
Corebridge Global Funding
5.75% due 07/02/26[1]	550,000	551,973
OneMain Finance Corp.
7.13% due 03/15/26	480,000	487,754
United Wholesale Mortgage LLC
5.50% due 11/15/25[1]	490,000	486,455
RenaissanceRe Finance, Inc.
3.70% due 04/01/25	450,000	442,919
PennyMac Financial Services, Inc.
5.38% due 10/15/25[1]	330,000	327,068
Peachtree Corners Funding Trust
3.98% due 02/15/25[1]	250,000	246,375
Total Financial		73,452,703
Consumer, Non-cyclical - 5.1%
Humana, Inc.
4.50% due 04/01/25	3,500,000	3,474,496
Universal Health Services, Inc.
1.65% due 09/01/26	1,950,000	1,793,446

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
CORPORATE BONDS†† - 40.3% (continued)
Consumer, Non-cyclical - 5.1% (continued)
Element Fleet Management Corp.
6.27% due 06/26/26[1]	$1,700,000	$1,719,892
Icon Investments Six DAC
5.81% due 05/08/27	1,600,000	1,616,028
Global Payments, Inc.
4.95% due 08/15/27	1,600,000	1,584,089
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	1,050,000	994,485
IQVIA, Inc.
5.00% due 05/15/27[1]	1,000,000	975,704
Royalty Pharma plc
1.20% due 09/02/25	900,000	854,735
Triton Container International Ltd.
2.05% due 04/15/26[1]	900,000	838,983
HCA, Inc.
5.88% due 02/15/26	750,000	750,996
Laboratory Corporation of America Holdings
1.55% due 06/01/26	800,000	743,222
Danone S.A.
2.95% due 11/02/26[1]	550,000	521,312
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
5.13% due 02/01/28	430,000	425,052
AMN Healthcare, Inc.
4.63% due 10/01/27[1]	350,000	333,404
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[1]	330,000	316,998
Block, Inc.
2.75% due 06/01/26	150,000	141,690
Graham Holdings Co.
5.75% due 06/01/26[1]	125,000	124,041
Total Consumer, Non-cyclical		17,208,573
Industrial - 3.7%
Ryder System, Inc.
3.35% due 09/01/25	2,500,000	2,436,272
GATX Corp.
5.40% due 03/15/27	1,700,000	1,701,542
Amcor Flexibles North America, Inc.
4.00% due 05/17/25	1,700,000	1,675,333
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.35% due 01/12/27[1]	1,650,000	1,646,930
TD SYNNEX Corp.
1.25% due 08/09/24	900,000	895,207
Weir Group plc
2.20% due 05/13/26[1]	950,000	891,631
Silgan Holdings, Inc.
1.40% due 04/01/26[1]	950,000	880,855
Vontier Corp.
1.80% due 04/01/26	850,000	794,489
3M Co.
2.65% due 04/15/25	650,000	635,303
Jabil, Inc.
4.25% due 05/15/27	250,000	242,213
1.70% due 04/15/26	250,000	233,534
Berry Global, Inc.
4.88% due 07/15/26[1]	400,000	392,755
Total Industrial		12,426,064
Consumer, Cyclical - 3.2%
Warnermedia Holdings, Inc.
3.64% due 03/15/25	2,150,000	2,116,661
6.41% due 03/15/26	800,000	799,997
VF Corp.
2.40% due 04/23/25	1,750,000	1,701,265
Hyatt Hotels Corp.
1.80% due 10/01/24	1,200,000	1,187,323
Live Nation Entertainment, Inc.
6.50% due 05/15/27[1]	900,000	905,153
United Airlines, Inc.
4.38% due 04/15/26[1]	900,000	869,407
LG Electronics, Inc.
5.63% due 04/24/27[1]	850,000	854,269
International Game Technology plc
4.13% due 04/15/26[1]	500,000	486,753
BorgWarner, Inc.
3.38% due 03/15/25	400,000	393,280
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[1]	350,000	340,175
Air Canada
3.88% due 08/15/26[1]	330,000	313,893
Clarios Global, LP
6.75% due 05/15/25[1]	300,000	299,909
Newell Brands, Inc.
5.20% due 04/01/26	116,000	114,574
6.38% due 09/15/27	84,000	82,836
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	150,000	141,132
Clarios Global Limited Partnership / Clarios US Finance Co.
6.25% due 05/15/26[1]	75,000	74,925
Total Consumer, Cyclical		10,681,552
Utilities - 1.9%
NextEra Energy Capital Holdings, Inc.
6.05% due 03/01/25	2,550,000	2,554,879
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	1,750,000	1,741,520
Avangrid, Inc.
3.20% due 04/15/25	1,450,000	1,419,710
Terraform Global Operating, LP
6.13% due 03/01/26[1]	550,000	543,061

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
CORPORATE BONDS†† - 40.3% (continued)
Utilities - 1.9% (continued)
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26	$100,000	$96,898
Total Utilities		6,356,068
Communications - 1.7%
Fox Corp.
3.05% due 04/07/25	3,550,000	3,478,430
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,500,000	1,403,706
T-Mobile USA, Inc.
2.63% due 04/15/26	650,000	618,186
2.25% due 02/15/26	250,000	237,396
Cogent Communications Group, Inc.
3.50% due 05/01/26[1]	184,000	176,211
Total Communications		5,913,929
Technology - 1.7%
NetApp, Inc.
1.88% due 06/22/25	1,900,000	1,830,436
Oracle Corp.
2.50% due 04/01/25	1,700,000	1,660,617
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,450,000	1,354,519
Take-Two Interactive Software, Inc.
5.00% due 03/28/26	850,000	844,479
Total Technology		5,690,051
Energy - 1.1%
Enbridge, Inc.
5.25% due 04/05/27	1,150,000	1,149,923
5.90% due 11/15/26	1,050,000	1,062,004
Energy Transfer, LP
5.50% due 06/01/27	750,000	752,131
Hess Midstream Operations, LP
5.63% due 02/15/26[1]	400,000	396,985
Buckeye Partners, LP
3.95% due 12/01/26	250,000	237,292
Total Energy		3,598,335
Basic Materials - 0.2%
Alcoa Nederland Holding BV
5.50% due 12/15/27[1]	500,000	492,351
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[1]	350,000	331,031
Total Basic Materials		823,382
Total Corporate Bonds
(Cost $137,293,724)		136,150,657

ASSET-BACKED SECURITIES†† - 26.9%
Collateralized Loan Obligations - 17.9%
BCC Middle Market CLO LLC
2021-1A A1R, 7.09% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,1	7,750,000	7,750,834
Lake Shore MM CLO II Ltd.
2021-2A A1R, 7.06% (3 Month Term SOFR + 1.74%, Rate Floor: 1.48%) due 10/17/31◊,1	5,476,590	5,499,964
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.93% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,1	3,750,000	3,746,124
2021-2A B, 6.99% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,1	1,750,000	1,750,960
BXMT Ltd.
2020-FL2 AS, 6.59% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,1	2,500,000	2,389,255
2020-FL3 AS, 7.19% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,1	1,750,000	1,679,747
Sound Point CLO XIX Ltd.
2018-1A A, 6.59% (3 Month Term SOFR + 1.26%, Rate Floor: 0.00%) due 04/15/31◊,1	3,046,402	3,050,210
Woodmont Trust
2020-7A A1A, 7.49% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 01/15/32◊,1	2,657,345	2,657,345
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 7.12% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,1	2,250,000	2,256,532
LCCM Trust
2021-FL3 A, 6.89% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,1	1,250,875	1,237,582
2021-FL2 B, 7.34% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,1	1,000,000	960,642
Owl Rock CLO IV Ltd.
2021-4A A1R, 7.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,1	2,150,000	2,156,845

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 26.9% (continued)
Collateralized Loan Obligations - 17.9% (continued)
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.90% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,1	$2,059,340	$2,057,001
FS Rialto
2021-FL3 B, 7.24% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,1	2,000,000	1,975,560
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.20% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,1	1,750,000	1,759,628
Cerberus Loan Funding XXXV, LP
2021-5A A, 7.09% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,1	1,750,000	1,754,202
Golub Capital Partners CLO 54M LP
2021-54A A, 7.13% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,1	1,750,000	1,753,500
HGI CRE CLO Ltd.
2021-FL2 A, 6.44% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,1	1,763,976	1,750,192
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.46% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,1	1,500,000	1,491,680
BRSP Ltd.
2021-FL1 B, 7.35% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,1	1,500,000	1,443,174
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 7.19% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 04/20/32◊,1	1,250,000	1,249,920
HERA Commercial Mortgage Ltd.
2021-FL1 A, 6.50% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,1	1,265,255	1,235,215
Carlyle GMS Finance MM CLO LLC
2018-1A A11R, 7.14% (3 Month Term SOFR + 1.81%, Rate Floor: 0.00%) due 10/15/31◊,1	1,177,591	1,177,579
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.89% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,1	1,138,462	1,136,148
Parliament CLO II Ltd.
2021-2A A, 6.94% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,1	1,020,953	1,018,213
Cerberus Loan Funding XXXIII, LP
2021-3A A, 7.15% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,1	1,000,000	1,001,899
Cerberus Loan Funding XXXII, LP
2021-2A A, 7.21% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,1	1,000,000	1,001,318
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.29% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,1	1,000,000	999,752
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.29% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,1	750,000	751,868
MidOcean Credit CLO VII
2020-7A A1R, 6.63% (3 Month Term SOFR + 1.30%, Rate Floor: 0.00%) due 07/15/29◊,1	713,456	713,534
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 6.55% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,1	350,000	348,518
Cerberus Loan Funding XXXI, LP
2021-1A A, 7.09% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/15/32◊,1	309,716	309,997

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 26.9% (continued)
Collateralized Loan Obligations - 17.9% (continued)
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 7.24% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,1	$169,379	$169,504
Wellfleet CLO Ltd.
2020-2A A1R, 6.65% (3 Month Term SOFR + 1.32%, Rate Floor: 0.00%) due 10/20/29◊,1	86,681	86,690
Total Collateralized Loan Obligations		60,321,132
Automotive - 1.5%
Avis Budget Rental Car Funding AESOP LLC
2024-1A, 5.36% due 06/20/30[1]	2,500,000	2,488,422
2020-2A, 2.02% due 02/20/27[1]	1,900,000	1,803,677
2021-1A, 1.38% due 08/20/27[1]	800,000	738,596
Total Automotive		5,030,695
Financial - 1.3%
Madison Avenue Secured Funding Trust
2023-2, 7.18% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,1	2,250,000	2,250,000
Station Place Securitization Trust
2023-SP1, 7.18% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,1	1,100,000	1,100,000
Project Onyx I
8.45% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	961,640	959,795
Project Onyx II
8.45% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	290,430	288,521
Total Financial		4,598,316
Whole Business - 1.3%
Domino’s Pizza Master Issuer LLC
2018-1A, 4.12% due 07/25/48[1]	1,326,500	1,294,632
2015-1A, 4.47% due 10/25/45[1]	371,000	363,751
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[1]	1,619,250	1,567,385
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[1]	1,228,125	1,116,596
Total Whole Business		4,342,364
Net Lease - 1.1%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[1]	3,233,347	3,035,423
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[1]	942,448	841,367
Total Net Lease		3,876,790
Transport-Container - 1.1%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[1]	2,171,250	1,909,052
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[1]	733,333	648,562
2020-1A, 2.73% due 08/21/45[1]	345,113	323,177
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[1]	1,073,011	953,414
Total Transport-Container		3,834,205
Single Family Residence - 1.1%
FirstKey Homes Trust
2020-SFR2, 1.67% due 10/19/37[1]	2,000,000	1,885,981
2020-SFR2, 2.67% due 10/19/37[1]	1,150,000	1,092,258
2022-SFR1, 4.49% due 05/19/39[1]	750,000	724,013
Total Single Family Residence		3,702,252
Infrastructure - 1.1%
Crown Castle Towers LLC
3.66% due 05/15/25[1]	1,355,000	1,330,336
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[1]	1,233,000	1,135,603
SBA Tower Trust
2.84% due 01/15/25[1]	1,150,000	1,129,802
Total Infrastructure		3,595,741
Transport-Aircraft - 0.5%
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[1]	631,367	594,695
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[1]	613,307	562,796

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 26.9% (continued)
Transport-Aircraft - 0.5% (continued)
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[1]	$454,530	$423,868
Total Transport-Aircraft		1,581,359
Total Asset-Backed Securities
(Cost $92,195,224)		90,882,854

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.0%
Residential Mortgage-Backed Securities - 14.8%
OBX Trust
2024-NQM5, 5.99% due 12/01/64[1,3]	3,342,370	3,340,623
2024-NQM6, 6.45% due 02/25/64[1,3]	1,616,745	1,628,556
2024-NQM8, 6.23% due 05/25/64[1,3]	1,587,009	1,594,288
2024-NQM7, 6.24% due 03/25/64[1,3]	1,574,095	1,580,638
2023-NQM2, 6.32% due 01/25/62[1,3]	1,268,653	1,269,043
2023-NQM1, 6.25% due 11/25/63[1,3]	645,250	643,998
CSMC Trust
2021-RPL1, 4.06% (WAC) due 09/27/60◊,1	1,947,335	1,905,628
2020-RPL5, 4.71% (WAC) due 08/25/60◊,1	914,173	909,972
2021-RPL7, 1.93% (WAC) due 07/27/61◊,1	665,438	642,059
2020-NQM1, 1.21% due 05/25/65[1,3]	604,701	550,846
2021-RPL4, 4.04% (WAC) due 12/27/60◊,1	505,885	496,034
GCAT Trust
2024-NQM2, 6.09% due 06/25/59[1,3]	1,550,287	1,551,899
2022-NQM4, 5.73% due 08/25/67[1,3]	1,086,485	1,078,926
2023-NQM3, 6.89% due 08/25/68[1,3]	441,778	447,264
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[1,3]	2,847,034	2,846,370
PRPM LLC
2021-5, 4.79% due 06/25/26[1,3]	1,182,629	1,173,179
2022-1, 3.72% due 02/25/27[1,3]	1,116,117	1,096,703
2021-8, 1.74% (WAC) due 09/25/26◊,1	493,234	478,780
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[1,3]	2,022,400	1,974,299
2022-SP1, 5.25% due 07/25/62[1,3]	722,373	707,624
Legacy Mortgage Asset Trust
2021-GS3, 4.75% due 07/25/61[1,3]	1,254,184	1,220,448
2021-GS4, 1.65% due 11/25/60[1,3]	1,010,332	984,312
2021-GS2, 4.75% due 04/25/61[1,3]	484,427	475,486
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[1,3]	843,619	793,573
2021-6, 1.89% (WAC) due 10/25/66◊,1	610,751	512,959
2019-4, 3.85% due 11/25/59[1]	226,177	219,616
2020-1, 3.42% due 01/25/60[1]	202,502	194,173
2021-3, 1.44% (WAC) due 06/25/66◊,1	213,595	180,346
2019-4, 3.64% due 11/25/59[1]	136,192	132,218
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,1	833,133	764,577
2018-2A, 3.50% (WAC) due 02/25/58◊,1	801,523	741,890
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[1,3]	1,495,076	1,489,073
Home Equity Loan Trust
2007-FRE1, 5.65% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	1,600,153	1,488,955
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[1,3]	1,171,404	1,102,199
2021-HE1, 6.19% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,1	221,866	221,008
2021-HE2, 6.19% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,1	113,516	113,025
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,1	1,456,794	1,335,122
COLT Mortgage Loan Trust
2024-2, 6.13% due 04/25/69[1,3]	811,776	812,001
2023-3, 7.18% due 09/25/68[1,3]	497,684	504,528
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69[1,3]	797,447	797,909

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.0% (continued)
Residential Mortgage-Backed Securities - 14.8% (continued)
2022-1, 3.29% (WAC) due 12/25/66◊,1	$536,713	$467,745
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,1	1,309,033	1,183,324
Soundview Home Loan Trust
2006-OPT5, 5.74% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	1,146,416	1,088,804
NovaStar Mortgage Funding Trust Series
2007-2, 5.66% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	1,037,029	996,803
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 3.79% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	1,044,666	992,533
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	847,754	813,849
Sequoia Mortgage Trust
2024-5, 6.00% (WAC) due 06/25/54◊,1	786,933	783,424
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,1	433,987	421,148
2017-5, 6.06% (1 Month Term SOFR + 0.71%, Rate Floor: 0.00%) due 02/25/57◊,1	178,673	182,619
Alternative Loan Trust
2007-OA7, 5.74% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 05/25/47◊	630,062	567,194
HarborView Mortgage Loan Trust
2006-14, 5.75% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	550,049	484,429
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,4	431,160	427,068
2019-RM3, 2.80% (WAC) due 06/25/69◊,4	26,481	26,238
Banc of America Funding Trust
2015-R2, 5.72% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,1	396,149	391,447
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.74% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	398,056	389,348
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 6.03% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	312,002	308,409
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,1	194,953	187,904
Morgan Stanley Home Equity Loan Trust
2006-2, 6.02% (1 Month Term SOFR + 0.67%, Rate Floor: 0.56%) due 02/25/36◊	86,656	85,584
Nationstar Home Equity Loan Trust
2007-B, 5.68% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 04/25/37◊	52,414	52,132
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,1	38,675	35,759
Total Residential Mortgage-Backed Securities		49,885,908
Commercial Mortgage-Backed Securities - 4.4%
BX Commercial Mortgage Trust
2021-VOLT, 7.09% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,1	3,750,000	3,692,779
2022-LP2, 6.89% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,1	869,803	857,848
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.23% (1 Month Term SOFR + 1.65%, Rate Floor: 1.54%) due 06/15/38◊,1	3,900,000	3,607,729

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.0% (continued)
Commercial Mortgage-Backed Securities - 4.4% (continued)
WMRK Commercial Mortgage Trust
2022-WMRK, 8.77% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,1	$2,850,000	$2,852,680
Citigroup Commercial Mortgage Trust
2018-C6, 0.92% (WAC) due 11/10/51◊,5	46,217,481	1,282,156
Life Mortgage Trust
2021-BMR, 6.54% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,1	933,822	909,337
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.76% (WAC) due 06/15/51◊,5	35,023,138	625,485
BENCHMARK Mortgage Trust
2019-B14, 0.89% (WAC) due 12/15/62◊,5	24,471,593	575,800
BXHPP Trust
2021-FILM, 6.54% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,1	500,000	470,649
Total Commercial Mortgage-Backed Securities		14,874,463
Government Agency - 0.8%
Ginnie Mae
6.00% due 09/20/45	1,319,313	1,321,083
Fannie Mae
6.50% due 04/25/49	1,278,363	1,277,220
Total Government Agency		2,598,303
Mortgage Securities - 0.0%
GreenPoint Mortgage Funding Trust
2007-AR1, 5.62% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 02/25/47◊	1	1
Total Collateralized Mortgage Obligations
(Cost $69,162,496)		67,358,675

U.S. TREASURY BILLS†† - 3.7%
U.S. Treasury Bills
5.21% due 07/05/24[6]	12,470,000	12,462,694
Total U.S. Treasury Bills
(Cost $12,462,788)		12,462,694

SENIOR FLOATING RATE INTERESTS††,◊ - 0.7%
Energy - 0.2%
ITT Holdings LLC
8.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 10/11/30	694,759	694,974
Industrial - 0.2%
Mileage Plus Holdings LLC
10.74% (3 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 06/21/27	638,571	650,979
Financial - 0.2%
Citadel Securities, LP
7.59% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/29/30	329,191	330,014
Jane Street Group LLC
7.96% (3 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/26/28	299,227	298,817
Total Financial		628,831
Technology - 0.1%
World Wide Technology Holding Co. LLC
8.18% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 03/01/30	222,567	223,124
Total Senior Floating Rate Interests
(Cost $2,187,718)		2,197,908

REPURCHASE AGREEMENTS††,7 - 5.5%
BofA Securities, Inc.
issued 06/28/24 at 5.39% due 07/01/24	5,812,346	5,812,346
J.P. Morgan Securities LLC
issued 06/28/24 at 5.41% due 07/01/24	5,812,346	5,812,346
BNP Paribas
issued 06/28/24 at 5.40% due 07/01/24	5,231,112	5,231,112
Bank of Montreal
issued 06/28/24 at 5.39% due 07/01/24	1,849,198	1,849,198
Total Repurchase Agreements
(Cost $18,705,002)		18,705,002
Total Investments - 97.1%
(Cost $332,006,952)		$327,757,790
Other Assets & Liabilities, net - 2.9%		9,838,027
Total Net Assets - 100.0%		$337,595,817

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate + 0.26%	0.94%	Quarterly	10/26/24	$15,000,000	$232,625	$(480)	$233,105
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.28%	Annually	06/14/27	55,500,000	67,109	431	66,678
								$299,734	$(49)	$299,783

**	Includes cumulative appreciation (depreciation).
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $191,254,202 (cost $194,192,350), or 56.7% of total net assets.
[2]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[3]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2024. See table below for additional step information for each security.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $453,306 (cost $456,131), or 0.1% of total net assets — See Note 5.
[5]	Security is an interest-only strip.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]	Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America
CME — Chicago Mercantile Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$136,150,657	$—	$136,150,657
Asset-Backed Securities	—	86,284,538	4,598,316	90,882,854
Collateralized Mortgage Obligations	—	67,358,675	—	67,358,675
U.S. Treasury Bills	—	12,462,694	—	12,462,694
Senior Floating Rate Interests	—	2,197,908	—	2,197,908
Repurchase Agreements	—	18,705,002	—	18,705,002
Interest Rate Swap Agreements**	—	299,783	—	299,783
Total Assets	$—	$323,459,257	$4,598,316	$328,057,573

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$3,350,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	1,248,316	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Total Assets	$4,598,316

Significant changes in a quote would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2024, the Fund had securities with a total value of $1,768,347 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2024:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Total Assets
Beginning Balance	$7,050,033	$1,990,568	$9,040,601
Purchases/(Receipts)	3,350,000	—	3,350,000
(Sales, maturities and paydowns)/Fundings	(5,797,930)	(238,909)	(6,036,839)
Amortization of premiums/discounts	—	937	937
Total change in unrealized appreciation (depreciation) included in earnings	(3,787)	15,751	11,964
Transfers out of Level 3	—	(1,768,347)	(1,768,347)
Ending Balance	$4,598,316	$—	$4,598,316
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2024	$(3,753)	$—	$(3,753)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69	7.13%	03/01/28	—	—
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
GCAT Trust 2022-NQM4, 5.73% due 08/25/67	6.73%	08/01/26	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/25/24	5.65%	08/25/25
Legacy Mortgage Asset Trust 2021-GS2, 4.75% due 04/25/61	5.75%	04/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/01/24	5.67%	08/01/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28	—	—
OBX Trust 2023-NQM1, 6.25% due 11/25/63	7.25%	12/01/27	—	—
OBX Trust 2024-NQM5, 5.99% due 12/01/64	6.99%	03/01/28	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At June 30, 2024, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Strips
5.39%			0.00%
Due 07/01/24	5,812,346	5,814,957	Due 08/15/27	$6,808,841	$5,928,594
J.P. Morgan Securities LLC			U.S. Treasury Inflation Indexed Bond
5.41%			0.13%
Due 07/01/24	5,812,346	5,814,966	Due 10/15/24	5,982,618	5,922,540
			U.S. Treasury Bond
			6.88%
			Due 08/15/25	5,400	5,663
			U.S. Treasury Notes
			3.63% - 4.63%
			Due 09/15/26 - 05/31/28	3,100	3,026
				5,991,118	5,931,229
BNP Paribas			U.S. Treasury Strips
5.40%			0.00%
Due 07/01/24	5,231,112	5,233,466	Due 05/15/26 - 08/15/44	12,621,368	4,897,116
			U.S. Treasury Notes
			3.50% - 3.63%
			Due 05/15/26 - 02/15/33	463,100	440,979
				13,084,468	5,338,095
Bank of Montreal			U.S. Treasury Note
5.39%			2.88%
Due 07/01/24	1,849,198	1,850,029	Due 05/15/32	2,082,500	1,887,029

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
CORPORATE BONDS†† - 41.6%
Financial - 23.5%
Athene Global Funding
5.91% (SOFR Compounded Index + 0.56%) due 08/19/24◊,1	$3,850,000	$3,851,581
5.68% due 02/23/26[1]	2,050,000	2,054,646
5.58% due 01/09/29[1]	800,000	803,236
F&G Global Funding
0.90% due 09/20/24[1]	3,250,000	3,212,954
5.88% due 06/10/27[1]	1,900,000	1,890,024
GA Global Funding Trust
6.71% (SOFR + 1.36%) due 04/11/25◊,1	3,300,000	3,319,716
1.63% due 01/15/26[1]	450,000	423,134
Wells Fargo & Co.
5.71% due 04/22/28[2]	3,550,000	3,580,719
Goldman Sachs Group, Inc.
3.50% due 04/01/25	3,500,000	3,446,473
Bank of America Corp.
3.38% due 04/02/26[2]	2,300,000	2,258,813
3.95% due 04/21/25	750,000	739,232
Corebridge Financial, Inc.
3.50% due 04/04/25	2,950,000	2,900,901
Brighthouse Financial Global Funding
5.55% due 04/09/27[1]	2,750,000	2,739,499
UBS AG/Stamford CT
6.61% (SOFR Compounded Index + 1.26%) due 02/21/25◊	1,850,000	1,860,075
2.95% due 04/09/25	800,000	784,049
AEGON Funding Company LLC
5.50% due 04/16/27[1]	2,650,000	2,638,756
American Express Co.
6.27% (SOFR Compounded Index + 0.93%) due 03/04/25◊	1,800,000	1,804,534
5.10% due 02/16/28[2]	650,000	647,104
Essex Portfolio, LP
3.50% due 04/01/25	2,300,000	2,260,883
Ameriprise Financial, Inc.
3.00% due 04/02/25	2,000,000	1,961,014
Macquarie Bank Ltd.
3.23% due 03/21/25[1]	1,950,000	1,917,600
Toronto-Dominion Bank
4.98% due 04/05/27	1,800,000	1,790,371
Alexandria Real Estate Equities, Inc.
3.45% due 04/30/25	1,800,000	1,766,631
Sumitomo Mitsui Trust Bank Ltd.
2.55% due 03/10/25[1]	1,800,000	1,763,917
HSBC Holdings plc
5.60% due 05/17/28[2]	1,750,000	1,756,843
Mutual of Omaha Companies Global Funding
5.35% due 04/09/27[1]	1,750,000	1,749,639
LPL Holdings, Inc.
5.70% due 05/20/27	1,700,000	1,706,721
Standard Chartered plc
5.69% due 05/14/28[1,2]	1,700,000	1,700,257
Jackson National Life Global Funding
1.75% due 01/12/25[1]	950,000	928,869
5.60% due 04/10/26[1]	750,000	748,283
Macquarie Group Ltd.
1.20% due 10/14/25[1,2]	1,700,000	1,675,486
Assurant, Inc.
6.10% due 02/27/26	1,650,000	1,668,227
Barclays plc
5.67% due 03/12/28[2]	1,650,000	1,652,517
JPMorgan Chase & Co.
5.04% due 01/23/28[2]	1,650,000	1,641,070
Morgan Stanley Bank North America
5.88% due 10/30/26	1,600,000	1,619,735
NatWest Group plc
5.58% due 03/01/28[2]	1,600,000	1,601,252
Equinix, Inc.
1.45% due 05/15/26	1,500,000	1,392,582
CNO Global Funding
5.88% due 06/04/27[1]	1,140,000	1,143,729
Citigroup, Inc.
6.04% (SOFR + 0.69%) due 01/25/26◊	950,000	950,827
FS KKR Capital Corp.
4.25% due 02/14/25[1]	900,000	889,380
ING Groep N.V.
1.40% due 07/01/26[1,2]	900,000	862,007
American National Group, Inc.
5.00% due 06/15/27	850,000	830,490
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[1]	850,000	793,804
Societe Generale S.A.
5.52% due 01/19/28[1,2]	800,000	789,920
Cooperatieve Rabobank UA
4.66% due 08/22/28[1,2]	800,000	781,195
Mitsubishi UFJ Financial Group, Inc.
5.72% due 02/20/26[2]	750,000	749,702
Capital One Financial Corp.
4.99% due 07/24/26[2]	750,000	743,480
Corebridge Global Funding
5.75% due 07/02/26[1]	600,000	602,152
SLM Corp.
3.13% due 11/02/26	600,000	558,882
OneMain Finance Corp.
7.13% due 03/15/26	480,000	487,754
United Wholesale Mortgage LLC
5.50% due 11/15/25[1]	490,000	486,455
RenaissanceRe Finance, Inc.
3.70% due 04/01/25	450,000	442,919
PennyMac Financial Services, Inc.
5.38% due 10/15/25[1]	330,000	327,068
Iron Mountain, Inc.
5.00% due 07/15/28[1]	275,000	263,443

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
CORPORATE BONDS†† - 41.6% (continued)
Financial - 23.5% (continued)
Peachtree Corners Funding Trust
3.98% due 02/15/25[1]	$200,000	$197,100
Reliance Standard Life Global Funding II
5.24% due 02/02/26[1]	100,000	98,929
Total Financial		82,256,579
Consumer, Non-cyclical - 4.7%
Humana, Inc.
4.50% due 04/01/25	3,550,000	3,524,132
Icon Investments Six DAC
5.81% due 05/08/27	1,800,000	1,818,032
Universal Health Services, Inc.
1.65% due 09/01/26	1,950,000	1,793,446
Global Payments, Inc.
1.50% due 11/15/24	1,800,000	1,772,602
Element Fleet Management Corp.
6.27% due 06/26/26[1]	1,650,000	1,669,307
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	1,050,000	994,485
IQVIA, Inc.
5.00% due 05/15/27[1]	1,000,000	975,704
Royalty Pharma plc
1.20% due 09/02/25	900,000	854,735
HCA, Inc.
5.88% due 02/15/26	750,000	750,996
Laboratory Corporation of America Holdings
1.55% due 06/01/26	800,000	743,222
Triton Container International Ltd.
2.05% due 04/15/26[1]	700,000	652,542
Danone S.A.
2.95% due 11/02/26[1]	550,000	521,312
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[1]	275,000	264,165
Block, Inc.
2.75% due 06/01/26	100,000	94,460
Total Consumer, Non-cyclical		16,429,140
Industrial - 3.2%
GATX Corp.
5.40% due 03/15/27	1,700,000	1,701,542
Amcor Flexibles North America, Inc.
4.00% due 05/17/25	1,700,000	1,675,333
Ryder System, Inc.
3.35% due 09/01/25	1,700,000	1,656,665
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.35% due 01/12/27[1]	1,650,000	1,646,930
Weir Group plc
2.20% due 05/13/26[1]	1,091,000	1,023,967
TD SYNNEX Corp.
1.25% due 08/09/24	850,000	845,473
Silgan Holdings, Inc.
1.40% due 04/01/26[1]	750,000	695,412
3M Co.
2.65% due 04/15/25	700,000	684,172
Vontier Corp.
1.80% due 04/01/26	650,000	607,551
Berry Global, Inc.
4.88% due 07/15/26[1]	400,000	392,755
Jabil, Inc.
1.70% due 04/15/26	200,000	186,827
Total Industrial		11,116,627
Consumer, Cyclical - 3.1%
Warnermedia Holdings, Inc.
3.64% due 03/15/25	2,150,000	2,116,661
6.41% due 03/15/26	1,150,000	1,149,996
VF Corp.
2.40% due 04/23/25	1,850,000	1,798,480
Hyatt Hotels Corp.
1.80% due 10/01/24	1,150,000	1,137,851
LG Electronics, Inc.
5.63% due 04/24/27[1]	900,000	904,520
Live Nation Entertainment, Inc.
6.50% due 05/15/27[1]	875,000	880,010
United Airlines, Inc.
4.38% due 04/15/26[1]	900,000	869,407
International Game Technology plc
4.13% due 04/15/26[1]	490,000	477,018
BorgWarner, Inc.
3.38% due 03/15/25	400,000	393,279
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[1]	350,000	340,175
Air Canada
3.88% due 08/15/26[1]	330,000	313,893
Clarios Global, LP
6.75% due 05/15/25[1]	300,000	299,909
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	100,000	94,088
Total Consumer, Cyclical		10,775,287
Communications - 2.3%
Fox Corp.
3.05% due 04/07/25	3,600,000	3,527,421
eBay, Inc.
1.40% due 05/10/26	1,500,000	1,394,900
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,450,000	1,356,916
Rogers Communications, Inc.
2.95% due 03/15/25	900,000	882,325
T-Mobile USA, Inc.
2.63% due 04/15/26	500,000	475,528
2.25% due 02/15/26	200,000	189,917
Cogent Communications Group, Inc.
3.50% due 05/01/26[1]	152,000	145,566
Total Communications		7,972,573
Utilities - 1.9%
NextEra Energy Capital Holdings, Inc.
6.05% due 03/01/25	2,750,000	2,755,262

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
CORPORATE BONDS†† - 41.6% (continued)
Utilities - 1.9% (continued)
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	$1,750,000	$1,741,520
Avangrid, Inc.
3.20% due 04/15/25	1,550,000	1,517,621
Terraform Global Operating, LP
6.13% due 03/01/26[1]	550,000	543,061
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26	100,000	96,898
Total Utilities		6,654,362
Technology - 1.6%
NetApp, Inc.
1.88% due 06/22/25	1,900,000	1,830,437
Oracle Corp.
2.50% due 04/01/25	1,800,000	1,758,301
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,350,000	1,261,104
Take-Two Interactive Software, Inc.
5.00% due 03/28/26	850,000	844,478
Total Technology		5,694,320
Energy - 1.0%
Enbridge, Inc.
5.90% due 11/15/26	1,180,000	1,193,490
5.25% due 04/05/27	1,100,000	1,099,927
Energy Transfer, LP
5.50% due 06/01/27	750,000	752,131
Hess Midstream Operations, LP
5.63% due 02/15/26[1]	450,000	446,608
Total Energy		3,492,156
Basic Materials - 0.3%
Alcoa Nederland Holding BV
5.50% due 12/15/27[1]	700,000	689,291
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[1]	370,000	349,947
Total Basic Materials		1,039,238
Total Corporate Bonds
(Cost $146,727,073)		145,430,282

ASSET-BACKED SECURITIES†† - 27.2%
Collateralized Loan Obligations - 16.7%
BCC Middle Market CLO LLC
2021-1A A1R, 7.09% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,1	7,250,000	7,250,780
Lake Shore MM CLO II Ltd.
2021-2A A1R, 7.06% (3 Month Term SOFR + 1.74%, Rate Floor: 1.48%) due 10/17/31◊,1	5,047,054	5,068,594
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.93% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,1	3,750,000	3,746,124
2021-2A B, 6.99% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,1	1,250,000	1,250,686
BXMT Ltd.
2020-FL2 AS, 6.59% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,1	2,250,000	2,150,329
2020-FL3 AS, 7.19% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,1	1,250,000	1,199,819
Sound Point CLO XIX Ltd.
2018-1A A, 6.59% (3 Month Term SOFR + 1.26%, Rate Floor: 0.00%) due 04/15/31◊,1	2,762,759	2,766,212
BRSP Ltd.
2021-FL1 B, 7.35% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,1	2,750,000	2,645,819
Woodmont Trust
2020-7A A1A, 7.49% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 01/15/32◊,1	2,483,093	2,483,093
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 7.12% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,1	2,250,000	2,256,532
LCCM Trust
2021-FL3 A, 6.89% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,1	1,161,527	1,149,184
2021-FL2 B, 7.34% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,1	1,000,000	960,641
Cerberus Loan Funding XXXV, LP
2021-5A A, 7.09% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,1	1,750,000	1,754,201

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 27.2% (continued)
Collateralized Loan Obligations - 16.7% (continued)
Golub Capital Partners CLO 54M LP
2021-54A A, 7.13% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,1	$1,750,000	$1,753,500
Parliament CLO II Ltd.
2021-2A A, 6.94% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,1	1,750,206	1,745,508
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.90% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,1	1,716,117	1,714,167
HGI CRE CLO Ltd.
2021-FL2 A, 6.44% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,1	1,724,632	1,711,156
BDS Ltd.
2021-FL8 C, 7.00% (1 Month Term SOFR + 1.66%, Rate Floor: 1.55%) due 01/18/36◊,1	1,000,000	976,407
2021-FL7 A, 6.52% (1 Month Term SOFR + 1.18%, Rate Floor: 1.07%) due 06/16/36◊,1	733,225	729,101
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.20% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,1	1,500,000	1,508,253
Owl Rock CLO IV Ltd.
2021-4A A1R, 7.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,1	1,500,000	1,504,775
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.46% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,1	1,250,000	1,243,067
Carlyle GMS Finance MM CLO LLC
2018-1A A11R, 7.14% (3 Month Term SOFR + 1.81%, Rate Floor: 0.00%) due 10/15/31◊,1	1,135,534	1,135,523
Cerberus Loan Funding XXXII, LP
2021-2A A, 7.21% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,1	1,000,000	1,001,318
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 7.19% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 04/20/32◊,1	1,000,000	999,936
Greystone Commercial Real Estate Notes
2021-FL3 B, 7.09% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,1	1,000,000	965,046
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.89% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,1	910,770	908,919
HERA Commercial Mortgage Ltd.
2021-FL1 A, 6.50% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,1	903,753	882,296
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.29% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,1	750,000	751,868
Cerberus Loan Funding XXXIII, LP
2021-3A A, 7.15% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,1	750,000	751,424
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.29% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,1	750,000	749,814
Voya CLO Ltd.
2020-1A AR, 6.65% (3 Month Term SOFR + 1.32%, Rate Floor: 1.06%) due 04/15/31◊,1	685,565	686,113
MidOcean Credit CLO VII
2020-7A A1R, 6.63% (3 Month Term SOFR + 1.30%, Rate Floor: 0.00%) due 07/15/29◊,1	594,547	594,612

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 27.2% (continued)
Collateralized Loan Obligations - 16.7% (continued)
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 6.86% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,1	$516,395	$516,200
Cerberus Loan Funding XXXI, LP
2021-1A A, 7.09% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/15/32◊,1	309,716	309,997
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 6.55% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,1	300,000	298,730
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 7.24% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,1	141,149	141,254
Wellfleet CLO Ltd.
2020-2A A1R, 6.65% (3 Month Term SOFR + 1.32%, Rate Floor: 0.00%) due 10/20/29◊,1	69,345	69,352
Total Collateralized Loan Obligations		58,330,350
Whole Business - 2.0%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[1]	2,062,500	2,022,697
2021-1A, 1.95% due 08/25/51[1]	1,228,125	1,116,596
Domino’s Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[1]	1,184,375	1,138,881
2018-1A, 4.12% due 07/25/48[1]	568,500	554,843
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[1]	1,731,645	1,676,180
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[1]	443,250	403,409
Total Whole Business		6,912,606
Financial - 1.5%
Madison Avenue Secured Funding Trust
2023-2, 7.18% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,1	2,550,000	2,550,000
Station Place Securitization Trust
2023-SP1, 7.18% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,1	1,300,000	1,300,000
Project Onyx I
8.45% due 01/26/27†††	1,099,017	1,096,910
Project Onyx II
8.45% due 01/26/27†††	331,920	329,738
Total Financial		5,276,648
Automotive - 1.4%
Avis Budget Rental Car Funding AESOP LLC
2024-1A, 5.36% due 06/20/30[1]	2,500,000	2,488,422
2020-2A, 2.02% due 02/20/27[1]	1,900,000	1,803,677
2021-1A, 1.38% due 08/20/27[1]	750,000	692,434
Total Automotive		4,984,533
Infrastructure - 1.3%
SBA Tower Trust
2.84% due 01/15/25[1]	1,175,000	1,154,362
1.88% due 01/15/26[1]	800,000	752,352
Crown Castle Towers LLC
3.66% due 05/15/25[1]	1,500,000	1,472,697
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[1]	1,300,000	1,197,311
Total Infrastructure		4,576,722
Net Lease - 1.2%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[1]	2,540,487	2,384,976
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[1]	1,000,000	890,978
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[1]	706,836	631,025
Store Master Funding I-VII
2018-1A, 4.29% due 10/20/48[1]	230,503	220,375
Total Net Lease		4,127,354
Single Family Residence - 1.1%
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[1]	3,550,000	3,371,752

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 27.2% (continued)
Single Family Residence - 1.1% (continued)
2022-SFR1, 4.49% due 05/19/39[1]	$750,000	$724,013
Total Single Family Residence		4,095,765
Transport-Container - 1.0%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[1]	1,737,000	1,527,242
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[1]	1,235,588	1,097,871
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[1]	513,333	453,993
2020-1A, 2.73% due 08/21/45[1]	316,353	296,245
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[1]	77,333	66,492
Total Transport-Container		3,441,843
Collateralized Debt Obligations - 0.6%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[1]	2,250,000	2,036,577
Transport-Aircraft - 0.4%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[1]	613,307	562,795
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[1]	556,204	523,898
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[1]	378,775	353,224
Total Transport-Aircraft		1,439,917
Total Asset-Backed Securities
(Cost $96,887,016)		95,222,315
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.8%
Residential Mortgage-Backed Securities - 16.6%
OBX Trust
2024-NQM5, 5.99% due 12/01/64[1,3]	3,342,370	3,340,623
2024-NQM6, 6.45% due 02/25/64[1,3]	1,763,722	1,776,606
2024-NQM8, 6.23% due 05/25/64[1,3]	1,735,792	1,743,753
2024-NQM7, 6.24% due 03/25/64[1,3]	1,721,666	1,728,823
2023-NQM2, 6.32% due 01/25/62[1,3]	1,268,653	1,269,043
2023-NQM1, 6.25% due 11/25/63[1,3]	645,250	643,998
2022-NQM9, 6.45% due 09/25/62[1,3]	297,909	297,847
GCAT Trust
2024-NQM2, 6.09% due 06/25/59[1,3]	1,695,626	1,697,390
2022-NQM3, 4.35% (WAC) due 04/25/67◊,1	1,608,412	1,486,397
2023-NQM2, 5.84% due 11/25/67[1,3]	1,467,009	1,461,741
2023-NQM3, 6.89% due 08/25/68[1,3]	441,778	447,264
PRPM LLC
2022-1, 3.72% due 02/25/27[1,3]	2,592,272	2,547,181
2021-5, 4.79% due 06/25/26[1,3]	1,013,682	1,005,582
2021-8, 1.74% (WAC) due 09/25/26◊,1	465,832	452,181
CSMC Trust
2021-RPL1, 4.06% (WAC) due 09/27/60◊,1	1,530,049	1,497,279
2020-RPL5, 4.71% (WAC) due 08/25/60◊,1	652,981	649,980
2021-RPL7, 1.93% (WAC) due 07/27/61◊,1	665,438	642,059
2021-RPL4, 4.04% (WAC) due 12/27/60◊,1	505,885	496,034
2020-NQM1, 1.21% due 05/25/65[1,3]	496,396	452,187
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[1,3]	3,059,499	3,058,786
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[1,3]	2,359,467	2,303,349
2022-SP1, 5.25% due 07/25/62[1,3]	679,880	665,999
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[1,3]	2,956,928	2,945,055
Angel Oak Mortgage Trust
2021-6, 1.71% (WAC) due 09/25/66◊,1	1,131,947	913,302
2024-4, 6.20% due 01/25/69[1,3]	844,355	844,845
2023-1, 4.75% due 09/26/67[1,3]	712,440	690,226
2022-1, 3.29% (WAC) due 12/25/66◊,1	536,713	467,745
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[1,3]	667,865	628,245
2021-5, 1.37% (WAC) due 09/25/66◊,1	628,391	527,329
2021-6, 1.89% (WAC) due 10/25/66◊,1	610,751	512,959

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.8% (continued)
Residential Mortgage-Backed Securities - 16.6% (continued)
2021-4, 1.35% (WAC) due 07/25/66◊,1	$297,292	$240,063
2019-4, 3.85% due 11/25/59[1]	226,177	219,616
2020-1, 3.42% due 01/25/60[1]	168,751	161,811
2021-3, 1.44% (WAC) due 06/25/66◊,1	166,130	140,269
2019-4, 3.64% due 11/25/59[1]	121,059	117,527
Legacy Mortgage Asset Trust
2021-GS4, 1.65% due 11/25/60[1,3]	1,010,332	984,312
2021-GS3, 4.75% due 07/25/61[1,3]	1,010,315	983,138
2021-GS2, 4.75% due 04/25/61[1,3]	387,541	380,389
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,1	700,589	642,940
2018-2A, 3.50% (WAC) due 02/25/58◊,1	674,967	624,750
2017-5A, 6.96% (1 Month Term SOFR + 1.61%, Rate Floor: 1.50%) due 06/25/57◊,1	222,675	224,044
COLT Mortgage Loan Trust
2024-2, 6.13% due 04/25/69[1,3]	859,527	859,766
2023-3, 7.18% due 09/25/68[1,3]	588,172	596,260
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[1,3]	1,171,404	1,102,199
2021-HE1, 6.19% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,1	172,562	171,895
2021-HE2, 6.19% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,1	99,327	98,896
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,1	1,456,794	1,335,122
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,1	1,400,361	1,265,882
Home Equity Loan Trust
2007-FRE1, 5.65% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	1,350,548	1,256,695
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.74% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	1,090,962	1,066,396
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 3.79% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	1,109,958	1,054,566
Sequoia Mortgage Trust
2024-5, 6.00% (WAC) due 06/25/54◊,1	885,299	881,352
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	847,754	813,849
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,1	360,940	350,262
2017-6, 2.75% (WAC) due 10/25/57◊,1	320,253	308,736
2017-5, 6.06% (1 Month Term SOFR + 0.71%, Rate Floor: 0.00%) due 02/25/57◊,1	150,312	153,631
NovaStar Mortgage Funding Trust Series
2007-2, 5.66% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	844,986	812,210
HarborView Mortgage Loan Trust
2006-14, 5.75% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	907,580	799,308
Soundview Home Loan Trust
2006-OPT5, 5.74% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	764,821	726,386
Alternative Loan Trust
2007-OA7, 5.74% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 05/25/47◊	525,052	472,661
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 6.20% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	468,139	456,647

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.8% (continued)
Residential Mortgage-Backed Securities - 16.6% (continued)
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,4	$431,160	$427,068
2019-RM3, 2.80% (WAC) due 06/25/69◊,4	26,481	26,238
Banc of America Funding Trust
2015-R2, 5.72% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,1	334,251	330,283
Encore Credit Receivables Trust
2005-2, 6.20% (1 Month Term SOFR + 0.85%, Rate Cap/Floor: 13.00%/0.74%) due 09/25/35◊	295,839	289,841
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 6.03% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	252,829	249,918
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,1	173,291	167,026
Nationstar Home Equity Loan Trust
2007-B, 5.68% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 04/25/37◊	106,440	105,869
Morgan Stanley Home Equity Loan Trust
2006-2, 6.02% (1 Month Term SOFR + 0.67%, Rate Floor: 0.56%) due 02/25/36◊	72,791	71,890
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,1	32,230	29,799
Total Residential Mortgage-Backed Securities		58,193,318
Commercial Mortgage-Backed Securities - 3.4%
BX Commercial Mortgage Trust
2021-VOLT, 7.09% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,1	3,500,000	3,446,594
2022-LP2, 6.89% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,1	830,267	818,855
WMRK Commercial Mortgage Trust
2022-WMRK, 8.77% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,1	2,900,000	2,902,727
Citigroup Commercial Mortgage Trust
2018-C6, 0.92% (WAC) due 11/10/51◊,5	40,879,292	1,134,065
Morgan Stanley Capital I Trust
2018-H3, 0.96% (WAC) due 07/15/51◊,5	45,798,040	1,133,538
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.23% (1 Month Term SOFR + 1.65%, Rate Floor: 1.54%) due 06/15/38◊,1	850,000	786,300
Life Mortgage Trust
2021-BMR, 6.54% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,1	737,228	717,898
BXHPP Trust
2021-FILM, 6.54% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,1	500,000	470,649
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.76% (WAC) due 06/15/51◊,5	23,406,725	418,025
Total Commercial Mortgage-Backed Securities		11,828,651
Government Agency - 0.8%
Ginnie Mae
6.00% due 09/20/45	1,495,221	1,497,227
Fannie Mae
6.50% due 04/25/49	1,278,363	1,277,220
Total Government Agency		2,774,447
Mortgage Securities - 0.0%
GreenPoint Mortgage Funding Trust
2007-AR1, 5.62% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 02/25/47◊	2	2
Total Collateralized Mortgage Obligations
(Cost $74,617,601)		72,796,418

U.S. TREASURY BILLS†† - 2.5%
U.S. Treasury Bills
5.21% due 07/05/24[6]	8,770,000	8,764,861
Total U.S. Treasury Bills
(Cost $8,764,928)		8,764,861

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 1.1%
Technology - 0.3%
CoreLogic, Inc.
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 06/02/28	$684,211	$672,969
World Wide Technology Holding Co. LLC
8.18% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 03/01/30	267,081	267,748
Total Technology		940,717
Energy - 0.2%
ITT Holdings LLC
8.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 10/11/30	843,636	843,897
Consumer, Non-cyclical - 0.2%
Elanco Animal Health, Inc.
7.18% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/02/27	671,464	668,664
Industrial - 0.2%
Mileage Plus Holdings LLC
10.74% (3 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 06/21/27	651,429	664,086
Financial - 0.2%
Citadel Securities, LP
7.59% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/29/30	329,191	330,014
Jane Street Group LLC
7.96% (3 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/26/28	299,227	298,817
Total Financial		628,831
Total Senior Floating Rate Interests
(Cost $3,740,919)		3,746,195

REPURCHASE AGREEMENTS††,7 - 3.8%
BofA Securities, Inc.
issued 06/28/24 at 5.39% due 07/01/24	4,089,306	4,089,306
J.P. Morgan Securities LLC
issued 06/28/24 at 5.41% due 07/01/24	4,089,306	4,089,306
BNP Paribas
issued 06/28/24 at 5.40% due 07/01/24	3,680,376	3,680,376
Bank of Montreal
issued 06/28/24 at 5.39% due 07/01/24	1,301,013	1,301,013
Total Repurchase Agreements
(Cost $13,160,001)		13,160,001
Total Investments - 97.0%
(Cost $343,897,538)		$339,120,072
Other Assets & Liabilities, net - 3.0%		10,486,557
Total Net Assets - 100.0%		$349,606,629

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate + 0.26%	1.66%	Quarterly	03/16/31	$3,000,000	$452,460	$(615)	$453,075
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.79%	Annually	02/17/27	1,360,000	87,648	161	87,487
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	2.72%	Annually	06/07/27	1,800,000	79,161	181	78,980
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.28%	Annually	06/14/27	55,250,000	66,807	431	66,376
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.73%	Annually	02/25/27	980,000	64,833	161	64,672
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.47%	Annually	02/02/27	850,000	60,613	157	60,456
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.54%	Annually	03/07/25	1,800,000	44,631	69	44,562
								$856,153	$545	$855,608

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

**	Includes cumulative appreciation (depreciation).
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $205,256,744 (cost $208,728,555), or 58.7% of total net assets.
2	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
3	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2024. See table below for additional step information for each security.
4	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $453,306 (cost $456,131), or 0.1% of total net assets — See Note 5.
5	Security is an interest-only strip.
6	Rate indicated is the effective yield at the time of purchase.
7	Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America

CME — Chicago Mercantile Exchange

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$145,430,282	$—	$145,430,282
Asset-Backed Securities	—	89,945,667	5,276,648	95,222,315
Collateralized Mortgage Obligations	—	72,796,418	—	72,796,418
U.S. Treasury Bills	—	8,764,861	—	8,764,861
Senior Floating Rate Interests	—	3,746,195	—	3,746,195
Repurchase Agreements	—	13,160,001	—	13,160,001
Interest Rate Swap Agreements**	—	855,608	—	855,608
Total Assets	$—	$334,699,032	$5,276,648	$339,975,680

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$3,850,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	1,426,648	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Total Assets	$5,276,648

Significant changes in a quote would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2024, the Fund had securities with a total value of $1,944,491 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2024:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Total Assets
Beginning Balance	$7,500,038	$2,189,570	$9,689,608
Purchases/(Receipts)	3,850,000	-	3,850,000
(Sales, maturities and paydowns)/Fundings	(6,069,063)	(263,002)	(6,332,065)
Amortization of premiums/discounts	-	1,062	1,062
Total realized gains (losses) included in earnings	-	-	-
Total change in unrealized appreciation (depreciation) included in earnings	(4,327)	16,861	12,534
Transfers out of Level 3	-	(1,944,491)	(1,944,491)
Ending Balance	$5,276,648	$-	$5,276,648
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2024	$(4,290)	$-	$(4,290)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69	7.13%	03/01/28	—	—
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
GCAT Trust 2023-NQM2, 5.84% due 11/25/67	6.84%	01/01/27	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/25/24	5.65%	08/25/25
Legacy Mortgage Asset Trust 2021-GS2, 4.75% due 04/25/61	5.75%	04/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/01/24	5.67%	08/01/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28	—	—
OBX Trust 2023-NQM1, 6.25% due 11/25/63	7.25%	12/01/27	—	—
OBX Trust 2024-NQM5, 5.99% due 12/01/64	6.99%	03/01/28	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At June 30, 2024, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Note
5.39%			0.63%
Due 07/01/24	4,089,306	4,091,143	Due 11/30/27	$4,739,300	$4,171,106
J.P. Morgan Securities LLC			U.S. Treasury Note
5.41%			1.13% - 4.63%
Due 07/01/24	4,089,306	4,091,150	Due 09/15/26 - 08/31/28	4,740,500	4,172,744
			U.S. Treasury Bond
			6.88%
			Due 08/15/25	100	105
				4,740,600	4,172,849
BNP Paribas			U.S. Treasury Strips
5.40%			0.00%
Due 07/01/24	3,680,376	3,682,032	Due 08/15/26 - 08/15/44	5,385,026	3,658,264
			U.S. Treasury Notes
			1.63% - 2.75%
			Due 05/15/31 - 08/15/32	108,000	97,381
				5,493,026	3,755,645
Bank of Montreal			U.S. Treasury Note
5.39%			2.88%
Due 07/01/24	1,301,013	1,301,597	Due 05/15/32	1,465,200	1,327,671

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
CORPORATE BONDS†† - 38.9%
Financial - 21.1%
F&G Global Funding
0.90% due 09/20/24[1]	$1,250,000	$1,235,752
5.88% due 06/10/27[1]	700,000	696,324
GA Global Funding Trust
6.71% (SOFR + 1.36%) due 04/11/25◊,1	1,250,000	1,257,468
1.63% due 01/15/26[1]	200,000	188,060
Wells Fargo & Co.
5.71% due 04/22/28[2]	1,300,000	1,311,249
Goldman Sachs Group, Inc.
3.50% due 04/01/25	1,300,000	1,280,118
Corebridge Financial, Inc.
3.50% due 04/04/25	1,150,000	1,130,860
Bank of America Corp.
3.95% due 04/21/25	1,100,000	1,084,207
Brighthouse Financial Global Funding
5.55% due 04/09/27[1]	1,000,000	996,182
AEGON Funding Company LLC
5.50% due 04/16/27[1]	1,000,000	995,757
UBS AG/Stamford CT
6.61% (SOFR Compounded Index + 1.26%) due 02/21/25◊	600,000	603,268
2.95% due 04/09/25	400,000	392,024
Athene Global Funding
5.68% due 02/23/26[1]	650,000	651,473
5.58% due 01/09/29[1]	300,000	301,214
American Express Co.
6.27% (SOFR Compounded Index + 0.93%) due 03/04/25◊	700,000	701,763
5.10% due 02/16/28[2]	150,000	149,332
Essex Portfolio, LP
3.50% due 04/01/25	850,000	835,544
Sumitomo Mitsui Trust Bank Ltd.
2.55% due 03/10/25[1]	700,000	685,968
LPL Holdings, Inc.
5.70% due 05/20/27	650,000	652,570
HSBC Holdings plc
5.60% due 05/17/28[2]	650,000	652,542
Standard Chartered plc
5.69% due 05/14/28[1,2]	650,000	650,098
Mutual of Omaha Companies Global Funding
5.35% due 04/09/27[1]	650,000	649,866
Toronto-Dominion Bank
4.98% due 04/05/27	650,000	646,523
Jackson National Life Global Funding
1.75% due 01/12/25[1]	350,000	342,215
5.60% due 04/10/26[1]	300,000	299,313
Alexandria Real Estate Equities, Inc.
3.45% due 04/30/25	650,000	637,950
Assurant, Inc.
6.10% due 02/27/26	600,000	606,628
Equinix, Inc.
1.45% due 05/15/26	650,000	603,452
Barclays plc
5.67% due 03/12/28[2]	600,000	600,915
Macquarie Group Ltd.
5.11% due 08/09/26[1,2]	600,000	596,761
JPMorgan Chase & Co.
5.04% due 01/23/28[2]	600,000	596,753
Morgan Stanley Bank North America
5.88% due 10/30/26	550,000	556,784
NatWest Group plc
5.58% due 03/01/28[2]	550,000	550,430
CNO Global Funding
5.88% due 06/04/27[1]	430,000	431,406
Citigroup, Inc.
6.04% (SOFR + 0.69%) due 01/25/26◊	350,000	350,304
FS KKR Capital Corp.
4.25% due 02/14/25[1]	350,000	345,870
ING Groep N.V.
1.40% due 07/01/26[1,2]	350,000	335,225
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[1]	350,000	326,860
Mizuho Financial Group, Inc.
5.41% due 09/13/28[2]	300,000	300,795
Societe Generale S.A.
5.52% due 01/19/28[1,2]	300,000	296,220
American National Group, Inc.
5.00% due 06/15/27	300,000	293,114
Cooperatieve Rabobank UA
4.66% due 08/22/28[1,2]	300,000	292,948
OneMain Finance Corp.
7.13% due 03/15/26	270,000	274,361
Mitsubishi UFJ Financial Group, Inc.
5.72% due 02/20/26[2]	250,000	249,901
Corebridge Global Funding
5.75% due 07/02/26[1]	200,000	200,717
RenaissanceRe Finance, Inc.
3.70% due 04/01/25	200,000	196,853
SLM Corp.
3.13% due 11/02/26	200,000	186,294
United Wholesale Mortgage LLC
5.50% due 11/15/25[1]	180,000	178,698
Iron Mountain, Inc.
5.00% due 07/15/28[1]	125,000	119,747
PennyMac Financial Services, Inc.
5.38% due 10/15/25[1]	120,000	118,934
Reliance Standard Life Global Funding II
5.24% due 02/02/26[1]	100,000	98,929

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
CORPORATE BONDS†† - 38.9% (continued)
Financial - 21.1% (continued)
Peachtree Corners Funding Trust
3.98% due 02/15/25[1]	$100,000	$98,550
Total Financial		27,835,089
Consumer, Non-cyclical - 4.8%
Humana, Inc.
4.50% due 04/01/25	1,300,000	1,290,527
Global Payments, Inc.
1.50% due 11/15/24	700,000	689,345
Icon Investments Six DAC
5.81% due 05/08/27	650,000	656,512
Universal Health Services, Inc.
1.65% due 09/01/26	700,000	643,801
Element Fleet Management Corp.
6.27% due 06/26/26[1]	600,000	607,021
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	400,000	378,851
IQVIA, Inc.
5.00% due 05/15/27[1]	350,000	341,497
HCA, Inc.
5.88% due 02/15/26	300,000	300,398
Royalty Pharma plc
1.20% due 09/02/25	300,000	284,912
Triton Container International Ltd.
2.05% due 04/15/26[1]	300,000	279,661
Laboratory Corporation of America Holdings
1.55% due 06/01/26	300,000	278,708
Danone S.A.
2.95% due 11/02/26[1]	200,000	189,568
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
5.13% due 02/01/28	161,000	159,147
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[1]	120,000	115,272
Block, Inc.
2.75% due 06/01/26	100,000	94,460
Total Consumer, Non-cyclical		6,309,680
Industrial - 3.3%
Ryder System, Inc.
3.35% due 09/01/25	800,000	779,607
GATX Corp.
5.40% due 03/15/27	600,000	600,544
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.35% due 01/12/27[1]	600,000	598,884
Amcor Flexibles North America, Inc.
4.00% due 05/17/25	600,000	591,294
Weir Group plc
2.20% due 05/13/26[1]	400,000	375,424
TD SYNNEX Corp.
1.25% due 08/09/24	350,000	348,136
Silgan Holdings, Inc.
1.40% due 04/01/26[1]	350,000	324,526
Vontier Corp.
1.80% due 04/01/26	300,000	280,408
3M Co.
2.65% due 04/15/25	250,000	244,347
Berry Global, Inc.
4.88% due 07/15/26[1]	150,000	147,283
Jabil, Inc.
1.70% due 04/15/26	100,000	93,413
Total Industrial		4,383,866
Consumer, Cyclical - 3.0%
Warnermedia Holdings, Inc.
3.64% due 03/15/25	850,000	836,819
6.41% due 03/15/26	350,000	349,999
VF Corp.
2.40% due 04/23/25	700,000	680,506
Hyatt Hotels Corp.
1.80% due 10/01/24	450,000	445,246
LG Electronics, Inc.
5.63% due 04/24/27[1]	350,000	351,758
Live Nation Entertainment, Inc.
6.50% due 05/15/27[1]	300,000	301,718
United Airlines, Inc.
4.38% due 04/15/26[1]	300,000	289,802
International Game Technology plc
4.13% due 04/15/26[1]	200,000	194,701
BorgWarner, Inc.
3.38% due 03/15/25	150,000	147,480
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[1]	125,000	121,491
Air Canada
3.88% due 08/15/26[1]	120,000	114,143
Clarios Global, LP
6.75% due 05/15/25[1]	100,000	99,970
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	100,000	94,088
Total Consumer, Cyclical		4,027,721
Utilities - 1.9%
NextEra Energy Capital Holdings, Inc.
6.05% due 03/01/25	1,000,000	1,001,913
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	650,000	646,850
Avangrid, Inc.
3.20% due 04/15/25	600,000	587,466
Terraform Global Operating, LP
6.13% due 03/01/26[1]	200,000	197,477
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26	100,000	96,898
Total Utilities		2,530,604
Communications - 1.9%
Fox Corp.
3.05% due 04/07/25	1,350,000	1,322,783

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
CORPORATE BONDS†† - 38.9% (continued)
Communications - 1.9% (continued)
FactSet Research Systems, Inc.
2.90% due 03/01/27	$550,000	$514,692
Rogers Communications, Inc.
2.95% due 03/15/25	350,000	343,126
T-Mobile USA, Inc.
2.63% due 04/15/26	200,000	190,211
2.25% due 02/15/26	100,000	94,959
Cogent Communications Group, Inc.
3.50% due 05/01/26[1]	65,000	62,249
Total Communications		2,528,020
Technology - 1.6%
Oracle Corp.
2.50% due 04/01/25	700,000	683,784
NetApp, Inc.
1.88% due 06/22/25	650,000	626,202
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	550,000	513,783
Take-Two Interactive Software, Inc.
5.00% due 03/28/26	300,000	298,051
Total Technology		2,121,820
Energy - 1.0%
Enbridge, Inc.
5.25% due 04/05/27	450,000	449,970
5.90% due 11/15/26	410,000	414,687
Energy Transfer, LP
5.50% due 06/01/27	300,000	300,853
Hess Midstream Operations, LP
5.63% due 02/15/26[1]	150,000	148,869
Total Energy		1,314,379
Basic Materials - 0.3%
Alcoa Nederland Holding BV
5.50% due 12/15/27[1]	200,000	196,941
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[1]	160,000	151,328
Total Basic Materials		348,269
Total Corporate Bonds
(Cost $51,841,892)		51,399,448

ASSET-BACKED SECURITIES†† - 28.1%
Collateralized Loan Obligations - 17.8%
BCC Middle Market CLO LLC
2021-1A A1R, 7.09% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,1	2,750,000	2,750,296
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.93% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,1	1,500,000	1,498,449
2021-2A B, 6.99% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,1	750,000	750,411
Lake Shore MM CLO II Ltd.
2021-2A A1R, 7.06% (3 Month Term SOFR + 1.74%, Rate Floor: 1.48%) due 10/17/31◊,1	1,932,914	1,941,164
BXMT Ltd.
2020-FL2 AS, 6.59% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,1	1,000,000	955,702
2020-FL3 AS, 7.19% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,1	750,000	719,891
Sound Point CLO XIX Ltd.
2018-1A A, 6.59% (3 Month Term SOFR + 1.26%, Rate Floor: 0.00%) due 04/15/31◊,1	1,105,104	1,106,485
Cerberus Loan Funding XXXII, LP
2021-2A A, 7.21% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,1	1,000,000	1,001,318
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 7.19% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 04/20/32◊,1	1,000,000	999,936
Woodmont Trust
2020-7A A1A, 7.49% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 01/15/32◊,1	958,387	958,387
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.20% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,1	750,000	754,126
Owl Rock CLO IV Ltd.
2021-4A A1R, 7.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,1	750,000	752,388
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 7.12% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,1	750,000	752,177

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 28.1% (continued)
Collateralized Loan Obligations - 17.8% (continued)
Cerberus Loan Funding XXXV, LP
2021-5A A, 7.09% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,1	$750,000	$751,801
Golub Capital Partners CLO 54M LP
2021-54A A, 7.13% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,1	750,000	751,500
BDS Ltd.
2021-FL7 A, 6.52% (1 Month Term SOFR + 1.18%, Rate Floor: 1.07%) due 06/16/36◊,1	733,225	729,101
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.90% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,1	686,447	685,667
HGI CRE CLO Ltd.
2021-FL2 A, 6.44% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,1	619,790	614,947
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.29% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,1	500,000	501,245
Cerberus Loan Funding XXXIII, LP
2021-3A A, 7.15% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,1	500,000	500,949
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.29% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,1	500,000	499,876
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.46% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,1	500,000	497,227
HERA Commercial Mortgage Ltd.
2021-FL1 B, 7.05% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,1	500,000	483,546
BRSP Ltd.
2021-FL1 B, 7.35% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,1	500,000	481,058
LCCM Trust
2021-FL3 A, 6.89% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,1	446,741	441,994
Carlyle GMS Finance MM CLO LLC
2018-1A A11R, 7.14% (3 Month Term SOFR + 1.81%, Rate Floor: 0.00%) due 10/15/31◊,1	420,568	420,564
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.89% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,1	387,077	386,290
Parliament CLO II Ltd.
2021-2A A, 6.94% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,1	291,701	290,918
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 6.55% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,1	250,000	248,941
MidOcean Credit CLO VII
2020-7A A1R, 6.63% (3 Month Term SOFR + 1.30%, Rate Floor: 0.00%) due 07/15/29◊,1	237,819	237,845
Wellfleet CLO Ltd.
2020-2A A1R, 6.65% (3 Month Term SOFR + 1.32%, Rate Floor: 0.00%) due 10/20/29◊,1	34,672	34,676
Total Collateralized Loan Obligations		23,498,875
Whole Business - 1.8%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[1]	750,000	735,526
2021-1A, 1.95% due 08/25/51[1]	491,250	446,638
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[1]	666,750	645,394
Domino’s Pizza Master Issuer LLC
2018-1A, 4.12% due 07/25/48[1]	521,125	508,606

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 28.1% (continued)
Whole Business - 1.8% (continued)
2015-1A, 4.47% due 10/25/45[1]	$92,750	$90,938
Total Whole Business		2,427,102
Financial - 1.4%
Madison Avenue Secured Funding Trust
2023-2, 7.18% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,1	825,000	825,000
Station Place Securitization Trust
2023-SP1, 7.18% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,1	425,000	425,000
Project Onyx I
8.45% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	412,131	411,341
Project Onyx II
8.45% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	124,470	123,652
Total Financial		1,784,993
Automotive - 1.3%
Avis Budget Rental Car Funding AESOP LLC
2024-1A, 5.36% due 06/20/30[1]	1,000,000	995,369
2020-2A, 2.02% due 02/20/27[1]	650,000	617,047
2021-1A, 1.38% due 08/20/27[1]	150,000	138,487
Total Automotive		1,750,903
Infrastructure - 1.3%
SBA Tower Trust
2.84% due 01/15/25[1]	400,000	392,974
1.88% due 01/15/26[1]	300,000	282,132
Crown Castle Towers LLC
3.66% due 05/15/25[1]	550,000	539,989
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[1]	500,000	460,504
Total Infrastructure		1,675,599
Transport-Container - 1.1%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[1]	723,750	636,351
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[1]	455,217	404,479
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[1]	220,000	194,568
2020-1A, 2.73% due 08/21/45[1]	143,797	134,657
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[1]	77,333	66,492
Total Transport-Container		1,436,547
Net Lease - 1.1%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[1]	1,154,767	1,084,080
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[1]	282,734	252,410
Store Master Funding I-VII
2018-1A, 4.29% due 10/20/48[1]	92,201	88,150
Total Net Lease		1,424,640
Single Family Residence - 0.9%
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[1]	1,300,000	1,234,726
Collateralized Debt Obligations - 0.9%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[1]	1,250,000	1,131,432
Transport-Aircraft - 0.5%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[1]	613,307	562,795
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[1]	151,510	141,290
Total Transport-Aircraft		704,085
Total Asset-Backed Securities
(Cost $37,658,000)		37,068,902

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.1%
Residential Mortgage-Backed Securities - 16.5%
OBX Trust
2024-NQM5, 5.99% due 12/01/64[1,3]	1,193,704	1,193,080
2022-NQM9, 6.45% due 09/25/62[1,3]	808,611	808,442
2024-NQM8, 6.23% due 05/25/64[1,3]	644,723	647,680
2024-NQM7, 6.24% due 03/25/64[1,3]	639,476	642,134
2024-NQM6, 6.45% due 02/25/64[1,3]	636,900	641,552
2023-NQM2, 6.32% due 01/25/62[1,3]	422,884	423,014

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.1% (continued)
Residential Mortgage-Backed Securities - 16.5% (continued)
CSMC Trust
2021-RPL1, 4.06% (WAC) due 09/27/60◊,1	$695,477	$680,581
2020-RPL5, 4.71% (WAC) due 08/25/60◊,1	391,788	389,988
2021-RPL4, 4.04% (WAC) due 12/27/60◊,1	337,257	330,689
2021-RPL7, 1.93% (WAC) due 07/27/61◊,1	232,903	224,721
2020-NQM1, 1.21% due 05/25/65[1,3]	234,660	213,761
PRPM LLC
2022-1, 3.72% due 02/25/27[1,3]	1,008,106	990,570
2021-5, 4.79% due 06/25/26[1,3]	439,262	435,752
2021-8, 1.74% (WAC) due 09/25/26◊,1	191,813	186,192
GCAT Trust
2024-NQM2, 6.09% due 06/25/59[1,3]	629,804	630,459
2023-NQM2, 5.84% due 11/25/67[1,3]	570,504	568,455
2023-NQM3, 6.89% due 08/25/68[1,3]	220,889	223,632
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[1,3]	1,104,819	1,104,562
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[1,3]	1,096,389	1,091,987
Verus Securitization Trust
2022-4, 4.74% (WAC) due 04/25/67◊,1	558,136	531,067
2020-5, 1.22% due 05/25/65[1,3]	316,357	297,590
2020-1, 3.42% due 01/25/60[1]	67,501	64,724
2021-3, 1.44% (WAC) due 06/25/66◊,1	71,198	60,115
2019-4, 3.64% due 11/25/59[1]	60,530	58,763
Legacy Mortgage Asset Trust
2021-GS3, 4.75% due 07/25/61[1,3]	452,900	440,717
2021-GS4, 1.65% due 11/25/60[1,3]	336,777	328,104
2021-GS2, 4.75% due 04/25/61[1,3]	161,476	158,496
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[1,3]	674,133	658,100
2022-SP1, 5.25% due 07/25/62[1,3]	254,955	249,750
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69[1,3]	328,360	328,551
2023-1, 4.75% due 09/26/67[1,3]	267,165	258,835
2022-1, 3.29% (WAC) due 12/25/66◊,1	191,683	167,052
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.74% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	630,915	616,533
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,1	624,340	572,195
COLT Mortgage Loan Trust
2024-2, 6.13% due 04/25/69[1,3]	334,261	334,353
2023-3, 7.18% due 09/25/68[1,3]	226,220	229,331
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[1,3]	468,561	440,880
2021-HE1, 6.19% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,1	73,955	73,669
2021-HE2, 6.19% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,1	42,569	42,384
Home Equity Loan Trust
2007-FRE1, 5.65% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	556,153	517,505
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,1	284,023	260,651
2018-2A, 3.50% (WAC) due 02/25/58◊,1	274,205	253,805
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,1	547,967	495,345
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	423,877	406,925
HarborView Mortgage Loan Trust
2006-14, 5.75% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	453,790	399,654

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.1% (continued)
Residential Mortgage-Backed Securities - 16.5% (continued)
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 3.79% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	$404,808	$384,607
Sequoia Mortgage Trust
2024-5, 6.00% (WAC) due 06/25/54◊,1	344,283	342,748
Soundview Home Loan Trust
2006-OPT5, 5.74% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	348,980	331,443
NovaStar Mortgage Funding Trust Series
2007-2, 5.66% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	330,313	317,500
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 6.20% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	234,070	228,323
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,1	150,391	145,942
2017-5, 6.06% (1 Month Term SOFR + 0.71%, Rate Floor: 0.00%) due 02/25/57◊,1	62,394	63,772
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 6.03% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	107,587	106,348
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,1	86,646	83,513
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,1	61,765	56,882
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69◊,4	26,481	26,238
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,1	25,784	23,839
Total Residential Mortgage-Backed Securities		21,783,500
Commercial Mortgage-Backed Securities - 3.9%
BX Commercial Mortgage Trust
2021-VOLT, 7.09% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,1	1,250,000	1,230,926
2022-LP2, 6.89% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,1	395,365	389,931
WMRK Commercial Mortgage Trust
2022-WMRK, 8.77% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,1	1,150,000	1,151,081
MTN Commercial Mortgage Trust
2022-LPFL, 8.27% (1 Month Term SOFR + 2.94%, Rate Floor: 2.94%) due 03/15/39◊,1	800,000	787,000
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.16% (WAC) due 02/15/50◊,5	20,618,279	420,077
Life Mortgage Trust
2021-BMR, 6.54% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,1	344,040	335,019
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.23% (1 Month Term SOFR + 1.65%, Rate Floor: 1.54%) due 06/15/38◊,1	350,000	323,770
BXHPP Trust
2021-FILM, 6.54% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,1	250,000	235,325

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.1% (continued)
Commercial Mortgage-Backed Securities - 3.9% (continued)
BENCHMARK Mortgage Trust
2019-B14, 0.89% (WAC) due 12/15/62◊,5	$9,788,637	$230,320
Total Commercial Mortgage-Backed Securities		5,103,449
Government Agency - 0.7%
Ginnie Mae
6.00% due 09/20/45	527,725	528,434
Fannie Mae
6.50% due 04/25/49	426,121	425,740
Total Government Agency		954,174
Mortgage Securities - 0.0%
GreenPoint Mortgage Funding Trust
2007-AR1, 5.62% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 02/25/47◊	1	1
Total Collateralized Mortgage Obligations
(Cost $28,392,275)		27,841,124

U.S. TREASURY BILLS†† - 3.3%
U.S. Treasury Bills
5.21% due 07/05/24[6]	4,425,000	4,422,407
Total U.S. Treasury Bills
(Cost $4,422,441)		4,422,407

SENIOR FLOATING RATE INTERESTS††,◊ - 0.7%
Energy - 0.2%
ITT Holdings LLC
8.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 10/11/30	297,754	297,846
Industrial - 0.2%
Mileage Plus Holdings LLC
10.74% (3 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 06/21/27	265,714	270,877
Financial - 0.2%
Citadel Securities, LP
7.59% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/29/30	119,706	120,005
Jane Street Group LLC
7.96% (3 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/26/28	99,742	99,606
Total Financial		219,611
Technology - 0.1%
World Wide Technology Holding Co. LLC
8.18% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 03/01/30	89,027	89,249
Total Senior Floating Rate Interests
(Cost $873,247)		877,583

REPURCHASE AGREEMENTS††,7 - 5.0%
J.P. Morgan Securities LLC
issued 06/28/24 at 5.41% due 07/01/24	2,061,744	2,061,744
BofA Securities, Inc.
issued 06/28/24 at 5.39% due 07/01/24	2,061,740	2,061,740
BNP Paribas
issued 06/28/24 at 5.40% due 07/01/24	1,855,570	1,855,570
Bank of Montreal
issued 06/28/24 at 5.39% due 07/01/24	655,944	655,944
Total Repurchase Agreements
(Cost $6,634,998)		6,634,998
Total Investments - 97.1%
(Cost $129,822,853)		$128,244,462
Other Assets & Liabilities, net - 2.9%		3,891,699
Total Net Assets - 100.0%		$132,136,161

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate + 0.26%	1.66%	Quarterly	03/16/31	$1,300,000	$196,066	$(255)	$196,321
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.73%	Annually	02/25/27	380,000	25,139	160	24,979
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.28%	Annually	06/14/27	18,500,000	22,370	341	22,029
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.54%	Annually	03/07/25	700,000	17,356	68	17,288
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.15%	Annually	09/09/27	300,000	10,039	192	9,847
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.24%	Annually	09/14/27	$300,000	9,283	193	9,090
								$280,253	$699	$279,554

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

**	Includes cumulative appreciation (depreciation).
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $77,035,523 (cost $78,164,744), or 58.3% of total net assets.
[2]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[3]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2024. See table below for additional step information for each security.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $26,238 (cost $26,480), or 0.0% of total net assets — See Note 5.
[5]	Security is an interest-only strip.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]	Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America
CME — Chicago Mercantile Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$51,399,448	$—	$51,399,448
Asset-Backed Securities	—	35,283,909	1,784,993	37,068,902
Collateralized Mortgage Obligations	—	27,841,124	—	27,841,124
U.S. Treasury Bills	—	4,422,407	—	4,422,407
Senior Floating Rate Interests	—	877,583	—	877,583
Repurchase Agreements	—	6,634,998	—	6,634,998
Interest Rate Swap Agreements**	—	279,554	—	279,554
Total Assets	$—	$126,739,023	$1,784,993	$128,524,016

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$1,250,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	534,993	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Total Assets	$1,784,993

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines were revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2024, the Fund had securities with a total value of $752,066 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2024:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Total Assets
Beginning Balance	$2,950,014	$846,033	$3,796,047
Purchases/(Receipts)	1,250,000	-	1,250,000
(Sales, maturities and paydowns)/Fundings	(2,413,398)	(101,385)	(2,514,783)
Amortization of premiums/discounts	-	375	375
Corporate acrtions	-	-	-
Total realized gains (losses) included in earnings	-	-	-
Total change in unrealized appreciation (depreciation) included in earnings	(1,623)	7,043	5,420
Transfers out of Level 3	-	(752,066)	(752,066)
Ending Balance	$1,784,993	$-	$1,784,993
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2024	$(1,609)	$-	$(1,609)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69	7.13%	03/01/28	—	—
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
GCAT Trust 2023-NQM2, 5.84% due 11/25/67	6.84%	01/01/27	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/25/24	5.65%	08/25/25
Legacy Mortgage Asset Trust 2021-GS2, 4.75% due 04/25/61	5.75%	04/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/01/24	5.67%	08/01/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28	—	—
OBX Trust 2024-NQM5, 5.99% due 12/01/64	6.99%	03/01/28	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At June 30, 2024, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Strip
5.41%			0.00%
Due 07/01/24	2,061,744	2,062,674	Due 11/15/26	$2,333,429	$2,103,504
			U.S. Treasury Notes
			2.00% - 4.63%
			Due 06/30/4 - 09/15/26	300	302
			U.S. Treasury Bond
			6.88%
			Due 08/15/25	100	105
				2,333,829	2,103,911
BofA Securities, Inc.			U.S. Treasury Strip
5.39%			0.00%
Due 07/01/24	2,061,740	2,062,666	Due 05/15/57	3,601,000	2,102,995
BNP Paribas			U.S. Treasury Strips
5.40%			0.00%
Due 07/01/24	1,855,570	1,856,405	Due 08/15/30 - 08/15/39	3,001,352	1,845,791
			U.S. Treasury Inflation Indexed Bond
			1.75%
			Due 1/15/34	47,935	47,024
			U.S. Treasury Note
			0.63%
			Due 11/30/27	800	704
				3,050,087	1,893,519
Bank of Montreal			U.S. Treasury Note
5.39%			2.88%
Due 07/01/24	655,944	656,239	Due 05/15/32	738,700	669,363

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as a diversified, open-ended investment company and may issue an unlimited number of authorized shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds. At June 30, 2024, the Trust consisted of three Funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Guggenheim Strategy Fund II	Diversified
Guggenheim Strategy Fund III	Diversified
Guggenheim Variable Insurance Strategy Fund III	Diversified

Guggenheim Partners Investment Management, LLC (“GPIM” or “the Adviser”), which operates under the name of Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service provider.

If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded, provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include as the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Designee Procedures, the Adviser is authorized to use prices and other information supplied by a pricing service provider in valuing foreign securities.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service provider.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by pricing service provider which uses broker quotes, among other inputs. If the pricing service provider cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Interest rate swap agreements entered into by a fund is valued on the basis of the last sale price on the primary exchange on which the swap is traded.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Derivatives

As part of their investment strategies, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Pricing service providers are used to value a majority of the Funds’ investments. When values are not available from a pricing service provider, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. Certain loans and other securities are valued using a single daily broker quote or a price from a pricing service provider based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At June 30, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim Strategy Fund II	$332,006,952	$777,623	$(4,727,002)	$(3,949,379)
Guggenheim Strategy Fund III	343,897,538	1,429,989	(5,351,847)	(3,921,858)
Guggenheim Variable Insurance Strategy Fund III	129,822,853	483,400	(1,782,237)	(1,298,837)

Note 5– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Fund	Restricted Securities	Acquisition Date	Cost	Value
Guggenheim Strategy Fund II
	Cascade Funding Mortgage Trust
	2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	$429,651	$427,068
	Cascade Funding Mortgage Trust
	2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	26,480	26,238
			$456,131	$453,306
Guggenheim Strategy Fund III
	Cascade Funding Mortgage Trust
	2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	$429,651	$427,068
	Cascade Funding Mortgage Trust
	2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	26,480	26,238
			$456,131	$453,306
Guggenheim Variable Insurance Strategy Fund III
	Cascade Funding Mortgage Trust
	2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	$26,480	$26,238
			$26,480	$26,238

1	Variable rate security. Rate indicated is the rate effective at June 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Note 6 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.